SUBSEQUENT EVENTS (Tables)	3 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Summary of Consideration Transferred And Purchase Price Allocation [Table Text Block]
The following sets forth the preliminary purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

As at
April 21, 2016
$
Consideration Paid:
Fair value of 23,650,000 common shares	23,177,000
Fair value of vested stock options	1,573,229
24,750,229

Allocation of purchase price:
Net assets acquired	(2,129,089)
Intangible assets and goodwill	26,879,318
24,750,229

Business Acquisition Sales and Net Loss Pro Forma [Table Text Block]	The unaudited pro forma sales and net loss for the period indicated are as follows:
Year Ended March 31, 2016
$
Sales	1,919,779

Net loss for the period	(15,550,891)